Other financial liabilities - Breakdown and Unsettled (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial liabilities
Total other financial liabilities	$ 1,165,889	$ 1,118,145
Other financial liabilities
Other financial liabilities
Trade payables	966	1,388
Tax payables	1,367	1,210
Financial transactions pending settlement	10,898	10,504
Other financial liabilities	6,242	4,136
Total other financial liabilities	19,473	17,238
Mexican government securities | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	10,280	6,217
CETES | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	491	2,426
UDIBONDS | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	102	$ 1,861
Equity instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	$ 25